LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
LEASE LIABILITIES.
Schedule of carrying amounts of lease liabilities

	December 31,	December 31,
	2025	2024
Balance as at January 1	3,697	3,277
Additions	1,683	161
Disposals	(62)	—
Modification	5	836
Accretion of interests	112	123
Payments	(1,287)	(790)
Effect of movement in exchange rates	(56)	90
Balance as at December 31	4,092	3,697

Schedule of maturity analysis of lease liabilities

	December 31, 2025
	Present value	Total
	of the minimum	minimum
	lease payments	lease payments
Within 1 year	1,367	1,422
After 1 year but within 2 years	1,341	1,441
After 2 years but within 5 years	1,384	1,408
	4,092	4,271
Less: Total future interest expenses		(179)
		4,092

Schedule of amounts recognized in the consolidated statement of loss and comprehensive income (loss)

	Year Ended December 31,
	2025	2024
Amortization expense on right of use assets	1,106	806
Gain on lease modification	(105)	—
Interest expense on lease liabilities	112	123
Total amount recognized in profit or loss	1,113	929